Organization	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization	Organization
Healthcare Trust, Inc. (including, as required by context, Healthcare Trust Operating Partnership, L.P. (the “OP”) and its subsidiaries, the “Company”), incorporated on October 15, 2012, is a Maryland corporation that elected to be taxed as a real estate investment trust (“REIT”) for U.S. federal income tax purposes beginning with its taxable year ended December 31, 2013. Substantially all of the Company’s business is conducted through the OP.
The Company invests in healthcare real estate, focusing on seniors housing properties and medical office buildings (“MOB”) located in the United States. Healthcare Trust Advisors, LLC (the “Advisor”) has been retained by the Company to manage the Company’s affairs on a day-to-day basis. The Company has retained Healthcare Trust Properties, LLC (the “Property Manager”) to serve as the Company’s property manager. The Advisor and Property Manager are under common control with AR Global Investments, LLC (the successor business to AR Capital, LLC, “AR Global”), and these related parties receive compensation, fees and expense reimbursements from the Company for services related to managing its business and investments. Healthcare Trust Special Limited Partnership, LLC (the “Special Limited Partner”), which is also under common control with AR Global, also has an interest in the Company through ownership of interests in the OP.
As of June 30, 2020, the Company owned 200 properties (all references to number of properties and square footage are unaudited) located in 31 states and comprised of 9.7 million rentable square feet.
The Company’s initial public offering of its common stock, which is not listed on a national securities exchange, closed in November 2014, and, in December 2019, the Company’s initial public offering of its 7.375% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share (“Series A Preferred Stock”) closed, and the Company listed shares of its Series A Preferred Stock on The Nasdaq Global Market under the symbol “HTIA.”
On April 1, 2020 the board of directors of the Company (the “Board”) approved an updated estimate of per-share net asset value (“Estimated Per-Share NAV”) as of December 31, 2019. The Company intends to publish Estimated Per-Share NAV periodically at the discretion of the Board, provided that such estimates will be made at least once annually.